Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt
Total	$ 1,995,441	$ 2,029,076
Less current portion	261,272	229,365
Long- term Portion	1,734,169	1,799,711
U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]
Long-Term Debt
Total	1,015,453	1,246,360
Norwegian Kroner Bond due in 2013 and 2017 [Member]
Long-Term Debt
Total	201,386	100,417
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Long-Term Debt
Total	226,462	238,867
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Long-Term Debt
Total	$ 552,140	$ 443,432